INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Statements of Financial Condition

	December 31,
	2025	2024
	(In thousands)
ASSETS
Cash and due from banks	$46,731	$9,901
Interest bearing deposits - time	—	40,000
Investment in subsidiaries	492,936	484,887
Accrued income and other assets	25,072	8,830
Total Assets	$564,739	$543,618

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$—	$39,586
Subordinated debentures	39,864	39,796
Accrued expenses and other liabilities	20,746	8,520
Shareholders’ equity	504,129	455,716
Total Liabilities and Shareholders’ Equity	$564,739	$543,618

Condensed Statements of Operations
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$76,500	$25,000	$24,000
Interest income	1,356	1,746	1,317
Other income	87	99	96
Total Operating Income	77,943	26,845	25,413

OPERATING EXPENSES
Interest expense	5,396	5,818	5,726
Administrative and other expenses	1,144	1,073	1,134
Total Operating Expenses	6,540	6,891	6,860
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	71,403	19,954	18,553
Income tax benefit	(1,492)	(1,112)	(1,215)
Income Before Equity in Undistributed Net Income of Subsidiaries	72,895	21,066	19,768
Equity in undistributed net income of subsidiaries	(4,354)	45,724	39,299
Net Income	$68,541	$66,790	$59,067

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Net Income	$68,541	$66,790	$59,067
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	13	72	(56)
Share based compensation	66	61	91
Accretion of discount on subordinated debt and debentures	482	144	145
(Increase) decrease in accrued income and other assets	(16,255)	(4,483)	1,857
Increase (decrease) in accrued expenses and other liabilities	12,334	5,334	(2,862)
Equity in undistributed net income of subsidiaries	4,354	(45,724)	(39,299)
Total Adjustments	994	(44,596)	(40,124)
Net Cash From Operating Activities	69,535	22,194	18,943

CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(115,000)	(145,000)	(80,000)
Maturity of interest bearing deposits - time	155,000	145,000	80,000
Net Cash Used In Investing Activities	40,000	—	—

CASH FLOW USED IN FINANCING ACTIVITIES
Extinguishment of subordinated debt	(40,000)	—	—
Dividends paid	(21,600)	(20,045)	(19,327)
Proceeds from issuance of common stock	2,543	2,284	2,208
Share based compensation withholding obligation	(1,215)	(1,051)	(650)
Repurchase of common stock	(12,433)	—	(5,157)
Net Cash Used In Financing Activities	(72,705)	(18,812)	(22,926)
Net Increase (Decrease) in Cash and Cash Equivalents	36,830	3,382	(3,983)
Cash and Cash Equivalents at Beginning of Year	9,901	6,519	10,502
Cash and Cash Equivalents at End of Year	$46,731	$9,901	$6,519